Offerings - Offering: 1	Jul. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	81,332,461
Maximum Aggregate Offering Price	$ 1,094,734,925.06
Fee Rate	0.01531%
Amount of Registration Fee	$ 167,603.92
Rule 457(f)	true
Amount of Securities Received | shares	81,332,461
Value of Securities Received, Per Share	13.46
Value of Securities Received	$ 1,094,734,925.06
Fee Note MAOP	$ 1,094,734,925.06
Offering Note	(1) Represents the estimated maximum number of shares of Common Stock, par value $0.01 per share, of DNOW Inc. (the "Registrant") to be issued upon the completion of the mergers and other transactions contemplated by the Agreement and Plan of Merger, dated as of June 26, 2025, by and among the Registrant, MRC Global Inc. ("MRC Global"), Buck Merger Sub, Inc. and Stag Merger Sub, LLC (as may be amended, the "Merger Agreement") and is based upon the product of (a) an exchange ratio in the Merger Agreement of 0.9489 multiplied by (b) 85,712,363 shares of common stock, par value $0.01 per share, of MRC Global ("MRC Global Common Stock"), which is the sum of (i) 85,080,581 shares of MRC Global Common Stock estimated to be issued and outstanding immediately prior to completion of the transactions contemplated by the Merger Agreement, (ii) 76,166 shares of restricted MRC Global common stock estimated to be issued and outstanding immediately prior to the completion of the transactions contemplated by the Merger Agreement; (iii) 223,397 shares of MRC Global Common Stock underlying time-based restricted stock units granted prior to February 2024 and estimated to be outstanding immediately prior to completion of the transactions contemplated by the Merger Agreement and (iv) 332,219 shares of MRC Global Common Stock underlying outstanding performance-based restricted stock units (assuming attainment of the applicable performance metrics at the maximum level of performance) granted prior to February 2024 and estimated to be outstanding immediately prior to completion of the mergers. (2) Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act. Such amount equals the product of (i) $13.46, the average of the high and the low prices per share of MRC Global Common Stock, as reported on the New York Stock Exchange on July 16, 2025, which is within five business days prior to the filing of this Registration Statement on Form S-4, and (ii) 85,712,363 shares of MRC Global Common Stock as calculated pursuant to footnote 1.